Lease Accounting (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Host Site Agreements
Future fixed minimum payments
2022		$ 2,298
2023		2,286
2024		2,129
2025		1,973
2026		1,767
Thereafter		5,570
Total		16,023
Rent expense	$ 100	2,200	$ 2,200
Sublease income		2,400
Office and Laboratory
Future fixed minimum payments
2022		1,188
2023		1,229
2024		858
2025		120
Total		$ 3,395
Rent expense	$ 900		$ 1,000